Note 13 - Preferred Stock (Details) - USD ($)			12 Months Ended
	Nov. 17, 2014	Jan. 08, 2014	Dec. 31, 2015	Dec. 31, 2014
Note 13 - Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Issued			18,021	28,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 8.40
Preferred Stock, Dividend Rate, Percentage		5.00%	9.00%
Payments of Ordinary Dividends, Preferred Stock and Preference Stock (in Dollars)	$ 5,492,749		$ 2,487,274	$ 5,492,749
Series A Preferred Stock [Member]
Note 13 - Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Issued			18,021	28,000
Stock Redeemed or Called During Period, Shares			9,979
Preferred Stock, Redemption Price Per Share (in Dollars per share)			$ 1,000